Brinson LIR Money Market Fund
Brinson LIR Treasury Securities Fund

                          ----------------------------

                                   PROSPECTUS

                               SEPTEMBER 1, 2001

                          ----------------------------

This prospectus offers two classes of shares for both money market funds. Institutional shares are offered primarily to institutional investors, and Financial Intermediary shares are offered to banks and other financial intermediaries for the benefit of their customers.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

              Not FDIC insured. May lose value. No bank guarantee.

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                            ------------------------
    Brinson LIR Money Market Fund       Brinson LIR Treasury Securities Fund

                                    Contents
                                   THE FUNDS

--------------------------------------------------------------------------------------------------------
What every investor                                              Brinson LIR Money Market Fund
should know about                           3                        Investment Objective, Strategies and Risks
the funds                                   4                        Performance
                                            5                        Expenses and Fee Tables
                                                                 Brinson LIR Treasury Securities Fund
                                            6                        Investment Objective, Strategies and Risks
                                            7                        Performance
                                            8                        Expenses and Fee Tables
                                            9                    More About Risks and Investment Strategies

                                            YOUR INVESTMENT
--------------------------------------------------------------------------------------------------------
Information for                            10                    Managing Your Fund Account
managing your fund                                               -- Buying Shares
account                                                          -- Selling Shares
                                                                 -- Exchanging Shares
                                                                 -- Additional Information
                                                                    About Your Account
                                                                 -- Pricing and Valuation

                                         ADDITIONAL INFORMATION
--------------------------------------------------------------------------------------------------------
Additional important                       14                    Management
information about                          15                    Dividends and Taxes
the funds                                  16                    Financial Highlights
--------------------------------------------------------------------------------------------------------
Where to learn more                                              Back Cover
about Brinson mutual funds

                         The funds are not complete or
                         balanced investment programs.

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                               Prospectus Page 2

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                            ------------------------
                         Brinson LIR Money Market Fund

                        Brinson LIR Money Market Fund
                  INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

High current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar denominated money market instruments.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.

UBS PaineWebber Inc., the fund's investment advisor, has appointed Brinson Advisors, Inc. to serve as the fund's sub-advisor. Brinson Advisors selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. Brinson Advisors considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

  Credit Risk -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

  Interest Rate Risk -- The value of the fund's investments generally will fall when short term interest rates rise and its yield will tend to lag behind prevailing rates.

  Foreign Investing Risk -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.'

                                  ------------
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                               Prospectus Page 3

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                            ------------------------
                         Brinson LIR Money Market Fund

                                  PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they have a longer performance history than Financial Intermediary shares. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN ON INSTITUTIONAL SHARES (1992 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)



                          [PERFORMANCE GRAPH]

  1991   1992   1993   1994   1995   1996   1997   1998   1999   2000
         3.54%  2.98%  4.02%  5.76%  5.32%  5.47%  5.43%  5.07%  6.35%

                            CALENDAR YEAR


Total return January 1 to June 30, 2001  -- 2.54%

Best quarter during years shown: 3rd quarter, 2000  -- 1.64%

Worst quarter during years shown: 2nd quarter, 1993  -- 0.72%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000

                                                                                FINANCIAL
                                                              INSTITUTIONAL    INTERMEDIARY
                                                                 SHARES           SHARES
(INCEPTION DATE)                                                (6/3/91)        (1/14/98)*
----------------                                                --------        ----------
One Year....................................................      6.35%            6.09%
Five Years..................................................      5.53%              N/A
Life of Class...............................................      4.91%            5.35%

--------------

* Average annual total returns for Financial Intermediary shares are for the period January 14, 1998 through December 31, 2000. Such shares had previously been outstanding only for short periods of time.

                                  ------------
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                               Prospectus Page 4

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                            ------------------------
                         Brinson LIR Money Market Fund

                            EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment at the time of a purchase or sale)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
offering price).............................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering
price)......................................................  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                                              FINANCIAL
                                                            INSTITUTIONAL   INTERMEDIARY
                                                               SHARES          SHARES
                                                            -------------   -------------
Management Fees...........................................          0.25%           0.25%
Distribution and/or Service (12b-1) Fees..................          0.00%           0.00%
Other Expenses
    Shareholder Servicing Fee.............................  0.00%           0.25%
    Miscellaneous Expenses*...............................  0.06%           0.06%
                                                            -----           -----
                                                                    0.06%           0.31%
                                                                    -----           -----
Total Annual Fund Operating Expenses......................          0.31%           0.56%
                                                                    -----           -----
                                                                    -----           -----
Expense Reimbursement*....................................          0.03%           0.03%
                                                                    -----           -----
Net Expenses*.............................................          0.28%           0.53%
                                                                    -----           -----
                                                                    -----           -----

--------------

* The fund and UBS PaineWebber'sm' have entered into a written expense reimbursement agreement. UBS PaineWebber is contractually obligated to reimburse fund expenses through August 31, 2002 to the extent that the fund's expenses otherwise would exceed the 'Net Expenses' rates for each class as shown above. The fund has agreed to repay UBS PaineWebber for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those years to exceed those 'Net Expenses' rates. (UBS PaineWebber is a service mark of UBS AG.)

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same except for the period when the fund's expenses are lower due to its reimbursement agreement with UBS PaineWebber. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
Institutional Shares...........................    $29      $ 97      $171       $390
Financial Intermediary Shares..................     54       176       310        699

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                               Prospectus Page 5

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                            ------------------------
                      Brinson LIR Treasury Securities Fund

                      Brinson LIR Treasury Securities Fund
                    INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

High current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar denominated money market investments.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in U.S. Treasury money market instruments that are supported by the full faith and credit of the United States. These investments pay income that is generally exempt from state and local income tax, although it may be subject to corporate franchise tax in some states.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

UBS PaineWebber Inc., the fund's investment advisor, has appointed Brinson Advisors, Inc. to serve as the fund's sub-advisor. Brinson Advisors selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

  Credit Risk -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

  Interest Rate Risk -- The value of the fund's investments generally will fall when short-term interest rates rise and its yield will tend to lag behind prevailing rates.

More information about risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.'

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 6

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                            ------------------------
                      Brinson LIR Treasury Securities Fund

                                  PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they were the only class outstanding for all the periods shown. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN ON INSTITUTIONAL SHARES (1992 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)


                          [PERFORMANCE GRAPH]

  1991   1992   1993   1994   1995   1996   1997   1998   1999   2000
         3.34%  2.72%  3.93%  5.47%  4.97%  5.16%  4.94%  4.47%  5.65%

                              CALENDAR YEAR


Total return January 1 to June 30, 2001  -- 2.25%
Best quarter during years shown: 4th quarter, 2000  -- 1.48%
Worst quarter during years shown: 1st quarter, 1993  -- 0.65%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000

                                                              INSTITUTIONAL
                                                                 SHARES*
(INCEPTION DATE)                                                (12/6/91)
----------------                                                ---------
One Year....................................................      5.65%
Five Years..................................................      5.04%
Life of Class...............................................      4.51%

--------------

* No Financial Intermediary shares were outstanding prior to December 31, 2000. Performance for Financial Intermediary shares would be lower because of the 0.25% shareholder servicing fee paid by those shares.

                                  ------------
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                               Prospectus Page 7

--------------------------------------------------------------------------------
                            ------------------------
                      Brinson LIR Treasury Securities Fund

                            EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment at the time of a purchase or sale)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price) .................................................................... None
Maximum Deferred Sales Charge (Load) (as a % of offering price) ........... None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                                              FINANCIAL
                                                            INSTITUTIONAL   INTERMEDIARY
                                                               SHARES          SHARES
                                                            -------------   -------------
Management Fees...........................................          0.25%           0.25%
Distribution and/or Service (12b-1) Fees..................          0.00%           0.00%
Other Expenses
  Shareholder Servicing Fee...............................  0.00%           0.25%
  Miscellaneous Expenses*.................................  0.11%           0.11%
                                                            -----           -----
                                                                    0.11%           0.36%
                                                                    -----           -----
Total Annual Fund Operating Expenses......................          0.36%           0.61%
                                                                    -----           -----
                                                                    -----           -----
Expense Reimbursement*....................................          0.07%           0.07%
                                                                    -----           -----
Net Expenses*.............................................          0.29%           0.54%
                                                                    -----           -----
                                                                    -----           -----

--------------

* The fund and UBS PaineWebber have entered into a written expense reimbursement agreement. UBS PaineWebber is contractually obligated to reimburse fund expenses through August 31, 2002 to the extent that the fund's expenses otherwise would exceed the 'Net Expenses' rates for each class as shown above. The fund has agreed to repay UBS PaineWebber for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those years to exceed those 'Net Expenses' rates.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same except for the period when the fund's expenses are lower due to its reimbursement agreement with UBS PaineWebber. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                        -------   --------   --------   ---------
Institutional Shares..................................    $30       $109       $195       $449
Financial Intermediary Shares.........................     55        188        333        755

                                  ------------
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                               Prospectus Page 8







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                            ------------------------
    Brinson LIR Money Market Fund       Brinson LIR Treasury Securities Fund

                                MORE ABOUT RISKS
                           AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund under the 'Investment Objective, Strategies and Risks' heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ('SAI'). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Interest Rate Risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, a fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund's income generally will tend to fall more slowly.

Foreign Investing Risk. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.

ADDITIONAL RISK

Structured Security Risk. Brinson LIR Money Market Fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity, yields linked to short-term interest rates). If those securities behaved in a way that Brinson Advisors did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share.

Brinson Advisors may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying a fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. Brinson Advisors also may buy or sell money market instruments to take advantage of yield differences.

Each fund may invest to a limited extent in shares of similar money market funds that, for Brinson LIR Treasury Securities Fund, have like tax characteristics.

                                  ------------
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                               Prospectus Page 9

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                            ------------------------
    Brinson LIR Money Market Fund       Brinson LIR Treasury Securities Fund

                           MANAGING YOUR FUND ACCOUNT
--------------------------------------------------------------------------------

BUYING SHARES

The funds accept the settlement of purchase orders only in available federal funds. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus may be made immediately available to a fund through its custodian.

Each fund offers two separate classes of shares -- Institutional shares and Financial Intermediary shares -- as an economical and convenient means for institutions to invest short-term funds that they hold for their own account or hold or manage for others.

  You may purchase Institutional shares if you are an institutional investor. Brinson Advisors, the principal underwriter of the funds' shares may, in its discretion, make Institutional shares available to individuals or other entities.

  You may purchase Financial Intermediary shares only if you are a financial intermediary (e.g. bank, trust company, broker or investment advisor) buying the shares for the benefit of your customers. Financial Intermediary shares bear special fees (paid by the fund) at the annual rate of 0.25% of average net assets attributable to Financial Intermediary shares for services that these financial intermediaries provide to the beneficial owners of the Financial Intermediary shares.

Unless you specify otherwise, the funds will treat all purchase orders as orders for Institutional shares.

You may buy fund shares through financial intermediaries which may be authorized to accept purchase orders on behalf of the fund. Each such financial intermediary is then responsible for sending the order to the transfer agent. You may also buy fund shares by calling the funds' transfer agent, PFPC Inc., at 1-888-547-FUND and speaking to a representative.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent, subject to a fund receiving payment the same day. Your purchase order will be effective only if you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and your wire must actually be credited to the funds' bank account by a Federal Reserve Bank that day. Otherwise, the order will be rejected. A business day is any day that the funds' custodian, the funds' transfer agent and Brinson Advisors are open for business.

Orders to buy shares of Money Market Fund received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) but before 4:30 p.m. (Eastern time) will normally be executed as of 4:30 p.m. (Eastern time).

Orders to buy shares of Treasury Securities Fund received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time).

Both funds reserve the right to advance the time by which orders to buy and sell their shares must be received by the transfer agent. A fund may do this when the primary government securities dealers are either closed for business or close early, or trading in money market instruments is limited due to national holidays. For example, a fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the New York Stock Exchange ('NYSE') closes early because trading has been halted for the day or The Bond Market Association ('BMA') (formerly known as the Public Securities Association or 'PSA') recommends that the securities markets close early. Frequently, markets close on the afternoon

                                  ------------
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                               Prospectus Page 10

--------------------------------------------------------------------------------
                            ------------------------
    Brinson LIR Money Market Fund       Brinson LIR Treasury Securities Fund

of a business day prior to a national holiday. Of course, if a fund's usual deadline for receipt by the transfer agent of orders to buy or sell its shares is earlier than the time at which markets close, the fund expects to follow its normal schedule. Investors may call toll-free 1-888-547-FUND to inquire whether a fund intends to close early on a given day.

The funds and Brinson Advisors reserve the right to reject a purchase order or suspend the offering of fund shares. Brinson Advisors may return without notice money wired to a fund where the investor fails to place a corresponding share purchase order.

WIRE INSTRUCTIONS

Instruct your bank to transfer federal funds by wire to:

  To:  PNC Bank
       Philadelphia, PA
       ABA #0310-0005-3
 BNF:  Mutual Fund Service / AC 8529992181
  RE:  Purchase Shares of Brinson LIR
       Money/Treasury (choose one)
 FFC:  (Name of Account and Account Number)

A financial intermediary or your bank may impose a service charge for wire transfers.

MINIMUM INVESTMENTS:

Money Market Fund:

  To open an account..........  $1,000,000
  To add to an account........        None

Treasury Securities Fund:
  To open an account..........  $  250,000
  To add to an account........        None

Brinson Advisors may waive these minimums. A fund may change its minimum investment requirements at any time. Investments must be denominated in U.S. dollars.

Financial intermediaries may establish different minimums for their customers who purchase Financial Intermediary shares through them, provided that the aggregate amounts purchased meet the above minimums. You may obtain additional information about these minimums from your financial intermediary or Brinson Advisors.

ELECTRONIC TRADE ENTRY

The funds may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. For more information on this option, contact your investment professional at your financial intermediary or the transfer agent at 1-888-547-FUND.

SELLING SHARES

You may sell your shares through financial intermediaries that are authorized to accept redemption requests (if you previously designated them to give instructions to the transfer agent on your behalf). Each financial intermediary is then responsible for sending the order to the transfer agent. You may also sell your shares by calling the transfer agent at 1-888-547-FUND and speaking with a representative.

Orders to sell shares of Money Market Fund received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) but before 4:30 p.m. (Eastern time) will normally be executed as of 4:30 p.m. (Eastern time).

Orders to sell shares of Treasury Securities Fund received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time).

As noted above under 'Buying Shares,' the funds may advance the time for the transfer agent's receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds wired to one or more accounts you have designated, normally on the business day the sale order is accepted. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 11

--------------------------------------------------------------------------------
                            ------------------------
    Brinson LIR Money Market Fund       Brinson LIR Treasury Securities Fund

same day to the bank account(s) that you designate.

Your bank account may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, Brinson Advisors, a financial intermediary nor the transfer agent is responsible for the performance of your bank or any of its intermediaries.

The transfer agent will process your orders to sell shares only if you have on file with it a properly completed account application, with a signature guaranteed or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application.

If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547-FUND.

EXCHANGING SHARES

You may exchange Institutional shares of either fund for Institutional shares of the other fund, Brinson LIR Government Securities Fund or Brinson Select Money Market Fund. You also may exchange Institutional shares of either fund for Select shares of Brinson LIR Government Securities Fund. In addition, you may exchange Financial Intermediary shares of either fund for Financial Intermediary shares of the other fund or Brinson Select Money Market Fund. Brinson LIR Government Securities Fund has a $1,000,000 minimum for initial purchases of its Institutional shares and a $10,000,000 minimum for initial purchase of its Select shares and no minimum for subsequent purchases. Brinson Select Money Market Fund has a $10,000,000 minimum for initial purchases and a $100,000 minimum for subsequent purchases. These minimums apply to initial and subsequent purchases made through an exchange of shares, although Brinson Advisors reserves the right to waive these minimums. All exchanges are based on the next determined net asset value per share.

Exchange orders are accepted up until 2:30 p.m. (Eastern time). Exchange orders received after that time will not be effected, and you will have to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date also will be invested in the shares of the other fund into which the exchange is made.

You can place an exchange order through a financial intermediary (if you previously designated them to give instructions to the transfer agent on your behalf), who is then responsible for sending the order to the transfer agent. You may exchange Financial Intermediary shares only if you are a bank or other financial intermediary exchanging the shares for the benefit of your customers. You can also place an exchange order by calling the transfer agent at 1-888-547-FUND and speaking with a representative.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the previously mentioned deadline to allow the transfer agent sufficient time to establish an account in the new fund in the investor's name. Otherwise the transfer agent may not be able to effect the exchange.

A fund may modify or terminate the exchange privilege at any time.

ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

Financial Intermediary Shares. Financial intermediaries purchasing or holding shares for their customer accounts may charge those

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 12

--------------------------------------------------------------------------------
                            ------------------------
    Brinson LIR Money Market Fund       Brinson LIR Treasury Securities Fund

customers for cash management and other services provided in connection with their accounts. These charges may include account maintenance fees, compensating balance requirements or fees based on account transactions, assets or income. The dividends payable to the financial intermediaries' customers, who are the beneficial owners of the shares, will be lower than those on Institutional shares by the amount of the fees paid by the fund for shareholder services. A customer should consider the terms of his or her account with a financial intermediary before purchasing shares.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

Institutional Shares. Brinson Advisors (not the fund) also may pay shareholder servicing fees to financial institutions that make Institutional shares available to their customers. The amount of these fees will be negotiated between Brinson Advisors and the financial institution.

PRICING AND VALUATION

The price of fund shares is based on net asset value and is determined separately for each class of shares. The net asset value is the total value of a fund divided by the total number of shares outstanding. In determining net asset value, each fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. Each fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed.

The net asset value per share for Money Market Fund is normally determined three times each Business Day at noon (Eastern time);
 2:30 p.m. (Eastern time); and
 4:30 p.m. (Eastern time).

The net asset value per share for Treasury Securities Fund is normally determined twice each Business Day at noon (Eastern time) and
 2:30 p.m. (Eastern time).

Your price for buying or selling shares will be the net asset value that is next calculated after a fund accepts your order.

On any day that a fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under 'Buying Shares,' the time for determination of the fund's net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even if it normally prices its shares more than once each business day.

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 13

--------------------------------------------------------------------------------
                            ------------------------
    Brinson LIR Money Market Fund       Brinson LIR Treasury Securities Fund

                                  MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR AND SUB-ADVISOR

UBS PaineWebber Inc. is the investment adviser and administrator of the funds. Brinson Advisors Inc. is each fund's sub-advisor and sub-administrator and is the principal underwriter of its shares. UBS PaineWebber is located at 1285 Avenue of the Americas, New York, New York, 10019-6028, and Brinson Advisors is located at 51 West 52nd Street, New York, New York, 10019-6114.
UBS PaineWebber and Brinson Advisors are indirect wholly owned subsidiaries of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. On July 31, 2001, UBS PaineWebber or Brinson Advisors was the investment advisor, sub-advisor or manager of 23 investment companies with 57 separate portfolios and aggregate assets of approximately $64.9 billion.

ADVISORY FEES

The funds paid advisory and administration fees to UBS PaineWebber for the most recent fiscal year ended April 30, 2001 at the following annual rates based on average net assets:

Brinson LIR Money Market
  Fund......................  0.25%
Brinson LIR Treasury
  Securities Fund...........  0.25%

OTHER INFORMATION. Brinson LIR Money Market Fund will maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the fund will maintain any particular rating or maintain it with a particular rating agency.

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 14

--------------------------------------------------------------------------------
                            ------------------------
    Brinson LIR Money Market Fund       Brinson LIR Treasury Securities Fund

                               DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

Both funds declare dividends daily and pay them monthly. Dividends are paid on the last business day of a month or upon the sale of all the fund shares in a shareholder's account.

Both funds distribute any net short-term capital gain annually and anticipate that any short-term capital gain distribution would be declared during the month of December in a given year. A fund may make more frequent distributions if necessary to maintain its share price at $1.00.

Shares earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

Dividends on Financial Intermediary shares of a fund will be lower than dividends on its Institutional shares because of the higher expenses borne by Financial Intermediary shares.

You will receive dividends in additional shares of the same class unless you elect to have the dividends transmitted by federal funds wire to a designated account. You must notify the transfer agent in writing in a form acceptable to the transfer agent at least two business days prior to the end of the month if you wish to change this election for a particular monthly dividend.

TAXES

The dividends that you receive from a fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

Some states and localities do not tax dividends that are attributable to interest on U.S. Treasury securities and certain other government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.

The funds expect that their dividends will be taxed as ordinary income. Each fund will tell you annually how you should treat its dividends for tax purposes.

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 15

--------------------------------------------------------------------------------
                            ------------------------
     Brinson LIR Money Market Fund    Brinson LIR Treasury Securities Fund

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years. Certain information reflects financial results for a single fund share. In the tables, 'total investment return' represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends). Financial Intermediary shares were not outstanding during the fiscal year ended April 30, 2001 for Brinson LIR Treasury Securities Fund and were outstanding for only limited periods of time prior to January 14, 1998 for Brinson LIR Money Market Fund.

The information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report to shareholders. The annual report may be obtained without charge by calling 1-888-547-FUND.

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 16

--------------------------------------------------------------------------------
                            ------------------------
                         Brinson LIR Money Market Fund

                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          BRINSON LIR MONEY MARKET FUND
                          --------------------------------------------------------------
                                               INSTITUTIONAL SHARES
                          --------------------------------------------------------------

                                          FOR THE YEARS ENDED APRIL 30,
                          --------------------------------------------------------------
                             2001         2000         1999         1998         1997
                          ----------   ----------   ----------   ----------   ----------
Net asset value,
 beginning of period....  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                          ----------   ----------   ----------   ----------   ----------
Net investment income...       0.061        0.053        0.051        0.054        0.052
                          ----------   ----------   ----------   ----------   ----------
Dividends from net
 investment income......      (0.061)      (0.053)      (0.051)      (0.054)      (0.052)
                          ----------   ----------   ----------   ----------   ----------
Net asset value, end of
 period.................  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                          ----------   ----------   ----------   ----------   ----------
                          ----------   ----------   ----------   ----------   ----------
Total investment
 return(1)..............        6.25%        5.40%        5.22%        5.52%        5.33%
                          ----------   ----------   ----------   ----------   ----------
                          ----------   ----------   ----------   ----------   ----------
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........  $2,513,344   $1,836,114   $2,036,379   $1,591,789   $1,246,799
Expenses to average net
 assets net of waivers/
 reimbursements from
 adviser................        0.28%        0.28%        0.26%        0.29%        0.25%
Expenses to average net
 assets before waivers/
 reimbursements from
 adviser................        0.31%        0.30%        0.31%        0.34%        0.30%
Net investment income to
 average net assets net
 of waivers/reimbursements
 from adviser...........        6.04%        5.26%        5.07%        5.38%        5.24%
Net investment income to
 average net assets
 before waivers/reimbursements
 from adviser...........        6.01%        5.24%        5.02%        5.33%        5.19%

                                   BRINSON LIR MONEY MARKET FUND
                          ------------------------------------------------
                                  FINANCIAL INTERMEDIARY SHARES**
                          ------------------------------------------------
                                                            FOR THE PERIOD
                                                             JANUARY 14,
                           FOR THE YEARS ENDED APRIL 30,      1998'D' TO
                          -------------------------------     APRIL 30,
                            2001        2000       1999          1998
                          ---------   --------   --------   --------------
Net asset value,
 beginning of period....  $   1.00    $  1.00    $  1.00       $  1.00
                          --------    -------    -------       -------
Net investment income...     0.058      0.050      0.048         0.015
                          --------    -------    -------       -------
Dividends from net
 investment income......    (0.058)    (0.050)    (0.048)       (0.015)
                          --------    -------    -------       -------
Net asset value, end of
 period.................  $   1.00    $  1.00    $  1.00       $  1.00
                          --------    -------    -------       -------
                          --------    -------    -------       -------
Total investment
 return(1)..............      5.99%      5.14%      4.96%         1.51%
                          --------    -------    -------       -------
                          --------    -------    -------       -------
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........  $ 51,534    $64,634    $12,002       $16,302
Expenses to average net
 assets net of waivers/
 reimbursements from
 adviser................      0.53%      0.53%      0.51%         0.54%*
Expenses to average net
 assets before waivers/
 reimbursements from
 adviser................      0.56%      0.55%      0.56%         0.59%*
Net investment income to
 average net assets net
 of waivers/reimbursements
 from adviser...........      5.74%      5.05%      4.82%         5.13%*
Net investment income to
 average net assets
 before waivers/reimbursements
 from adviser...........      5.71%      5.03%      4.77%         5.07%*

--------------

'D' Reissuance of shares.

  * Annualized.

 ** For the period May 1, 1996 to January 13, 1998 there were no Financial
    Intermediary shares outstanding.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 17

--------------------------------------------------------------------------------
                            ------------------------
                      Brinson LIR Treasury Securities Fund

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             BRINSON LIR TREASURY SECURITIES FUND
                                                      ---------------------------------------------------
                                                                     INSTITUTIONAL SHARES
                                                      ---------------------------------------------------
                                                                 FOR THE YEARS ENDED APRIL 30,
                                                      ---------------------------------------------------
                                                        2001       2000       1999       1998      1997
                                                      --------   --------   --------   --------   -------
Net asset value, beginning of year..................  $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
                                                      --------   --------   --------   --------   -------
Net investment income...............................     0.054      0.049      0.046      0.051     0.049
                                                      --------   --------   --------   --------   -------
Dividends from net investment income................    (0.054)    (0.047)    (0.046)    (0.051)   (0.049)
Distributions from net realized gains from
 investment transactions............................        --     (0.002)        --         --        --
                                                      --------   --------   --------   --------   -------
Total dividends and distributions to shareholders...    (0.054)    (0.049)    (0.046)    (0.051)   (0.049)
                                                      --------   --------   --------   --------   -------
Net asset value, end of year........................  $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
                                                      --------   --------   --------   --------   -------
                                                      --------   --------   --------   --------   -------
Total investment return(1)..........................      5.55%      4.97%      4.68%      5.23%     5.02%
                                                      --------   --------   --------   --------   -------
                                                      --------   --------   --------   --------   -------
Ratios/Supplemental Data:
Net assets, end of year (000's).....................  $167,390   $118,525   $179,227   $179,708   $65,893
Expenses to average net assets net of
 waivers/reimbursements from adviser................      0.29%      0.29%      0.28%      0.30%     0.30%
Expenses to average net assets before
 waivers/reimbursements from adviser................      0.36%      0.35%      0.33%      0.47%     0.72%
Net investment income to average net assets net of
 waivers/reimbursements from adviser................      5.36%      4.61%      4.57%      5.09%     4.97%
Net investment income to average net assets before
 waivers/reimbursements from adviser................      5.29%      4.55%      4.52%      4.92%     4.56%

--------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 18

                 (This page has been left blank intentionally.)

TICKER SYMBOL:  Institutional Shares  --
                 Brinson LIR Money
                 Market Fund                 LIRXX
                 Brinson LIR Treasury
                 Securities Fund             LISXX

If you want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about a fund by contacting your investment professional at your financial intermediary. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the funds directly at 1-888-547-FUND.

You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8900. You can get copies of reports and other information about a fund:

 For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

 Free, from the EDGAR Database on the SEC's Internet website at:
 http://www.sec.gov

Liquid Institutional Reserves
 --  Brinson LIR Money Market Fund
 --  Brinson LIR Treasury Securities Fund
Investment Company Act File No. 811-06281


'c' 2001 Brinson Advisors, Inc. All rights reserved.



BRINSON LIR
MONEY MARKET FUND
BRINSON LIR
TREASURY SECURITIES FUND

Prospectus

---------------------------------------------

September 1, 2001

Brinson LIR Government Securities Fund

                          ----------------------------

                                   PROSPECTUS

                               SEPTEMBER 1, 2001

                          ----------------------------

This prospectus offers two classes of money market fund shares -- Institutional shares and Select shares -- primarily to institutional investors. Institutional shares generally require a $1,000,000 minimum initial purchase to open an account. Select shares have lower expenses and generally are offered only to investors who make an initial purchase of at least $10,000,000.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

              Not FDIC insured. May lose value. No bank guarantee.

--------------------------------------------------------------------------------
                            ------------------------
                     Brinson LIR Government Securities Fund

                                    Contents
                                    THE FUND

--------------------------------------------------------------------------------------------------------
What every investor                         3                    Investment Objective, Strategies and Risks
should know about                           4                    Performance
the fund                                    5                    Expenses and Fee Tables
                                            6                    More About Risks and Investment Strategies

                                            YOUR INVESTMENT
--------------------------------------------------------------------------------------------------------
Information for                             7                    Managing Your Fund Account
managing your fund                                               -- Buying Shares
account                                                          -- Selling Shares
                                                                 -- Exchanging Shares
                                                                 -- Additional Information
                                                                    About Your Account
                                                                 -- Pricing and Valuation

                                         ADDITIONAL INFORMATION
--------------------------------------------------------------------------------------------------------
Additional important                       10                    Management
information about                          11                    Dividends and Taxes
the fund                                   12                    Financial Highlights
--------------------------------------------------------------------------------------------------------
Where to learn more                                              Back Cover
about Brinson mutual funds

                         The fund is not a complete or
                          balanced investment program.

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 2

--------------------------------------------------------------------------------
                            ------------------------
                     Brinson LIR Government Securities Fund

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

High current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar denominated money market instruments.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality, U.S. government money market instruments and in related repurchase agreements.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Many U.S. government money market instruments pay income that is generally exempt from state and local income tax, although it may be subject to corporate franchise tax in some states.

The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements often offer a higher yield than investments directly in government securities. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in government securities, the fund considers the possible loss of this tax advantage.

UBS PaineWebber Inc., the fund's investment advisor, has appointed Brinson Advisors, Inc. to serve as the fund's sub-advisor. Brinson Advisors selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

  Credit Risk -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

  Interest Rate Risk -- The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

More information about risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.'

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 3

--------------------------------------------------------------------------------
                            ------------------------
                     Brinson LIR Government Securities Fund

                                 PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they were the only class outstanding for all periods shown. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN ON INSTITUTIONAL SHARES (1992 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)




                          [PERFORMANCE GRAPH]

  1991   1992   1993   1994   1995   1996   1997   1998   1999   2000
         3.53%  2.94%  3.93%  5.57%  5.17%  5.30%  5.24%  4.91%  6.16%

                              CALENDAR YEAR


Total return January 1 to June 30, 2001  -- 2.40%
Best quarters during years shown: 3rd quarter and 4th quarter, 2000 -- 1.58% Worst quarters during years shown: 2nd quarter and 4th quarter, 1993 -- 0.72%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000

                                                              INSTITUTIONAL
                                                                 SHARES*
(INCEPTION DATE)                                                 (6/3/91)
----------------                                                 --------
One Year....................................................      6.16%
Five Years..................................................      5.35%
Life of Class...............................................      4.73%

--------------

* Because no Select shares were outstanding for a full calendar year, average annual total return for Select shares is not included in the table. Performance for Select shares would be higher because it is not subject to the 0.10% shareholder servicing fee paid by Institutional shares.

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 4

--------------------------------------------------------------------------------
                            ------------------------
                     Brinson LIR Government Securities Fund

                             EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment at the time of a purchase or sale)

Maximum Sales Charge (Load) Imposed on Purchases
(as a % of offering price)..................................  None
Maximum Deferred Sales Charge (Load)
(as a % of offering price)..................................  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                            INSTITUTIONAL      SELECT
                                                               SHARES          SHARES
                                                            -------------   -------------
Management Fees...........................................          0.25%           0.25%
Distribution and/or Service (12b-1) Fees..................          0.00%           0.00%
Other Expenses
    Shareholder Servicing Fee.............................  0.10%           0.00%
    Miscellaneous Expenses*...............................  0.03%           0.03%
                                                            -----           -----
                                                                    0.13%           0.03%
                                                                    -----           -----
Total Annual Fund Operating Expenses......................          0.38%           0.28%
                                                                    -----           -----
                                                                    -----           -----
Management Fee Waiver/Expense Reimbursement*..............          0.09%           0.09%
                                                                    -----           -----
Net Expenses*.............................................          0.29%           0.19%
                                                                    -----           -----
                                                                    -----           -----

--------------

* The fund and UBS PaineWebberSM have entered into a written management fee waiver/expense reimbursement agreement. UBS PaineWebber is contractually obligated to waive 0.10% of its management fees and to reimburse fund expenses through August 31, 2002 to the extent that the fund's expenses otherwise would exceed the 'Net Expenses' rates for each class as shown above. The fund has agreed to repay UBS PaineWebber for any reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those years to exceed those 'Net Expenses' rates. (UBS PaineWebber is a service mark of UBS AG.)

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same except for the period when the fund's expenses are lower due to its management fee waiver/expense reimbursement agreement with UBS PaineWebber. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
Institutional Shares...........................    $30      $113       204        472
Select Shares..................................     19        81       148        347

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 5

--------------------------------------------------------------------------------
                            ------------------------
                     Brinson LIR Government Securities Fund

                                MORE ABOUT RISKS
                            AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ('SAI'). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Interest Rate Risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share.

Brinson Advisors may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. Brinson Advisors also may buy or sell money market instruments to take advantage of yield differences.

The fund may invest to a limited extent in shares of similar money market funds that have like tax characteristics.

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                               Prospectus Page 6

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                            ------------------------
                     Brinson LIR Government Securities Fund

                          MANAGING YOUR FUND ACCOUNT
--------------------------------------------------------------------------------

BUYING SHARES

The fund accepts the settlement of purchase orders only in available federal funds. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus may be made immediately available to the fund through its custodian.

The fund offers two separate classes of shares -- Institutional shares and Select shares -- as an economical and convenient means for institutions to invest short-term funds that they hold for their own account or hold or manage for others.

  Brinson Advisors, the principal underwriter of the fund's shares, may, in its discretion, make Institutional shares or Select shares available to individuals or other entities.

  Institutional shares bear special fees (paid by the fund) at the annual rate of 0.10% of average daily net assets attributable to Institutional shares for services that financial intermediaries (e.g. banks, trust companies, brokers or investment advisors) provide to the owners of Institutional shares.

  Generally, you may purchase Select shares only if you make an initial investment of $10,000,000 or more.

Investors purchasing $10 million or more of Institutional shares of the fund should consider whether Select shares are more appropriate, recognizing that Select shares may not offer the same client services.

You may buy shares through financial intermediaries which may be authorized to accept purchase orders on behalf of the fund. Each such financial intermediary is then responsible for sending the order to the transfer agent. You may also buy fund shares by calling the fund's transfer agent, PFPC Inc., at 1-888-547-FUND and speaking to a representative.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent, subject to the fund receiving payment the same day. Your purchase order will be effective only if you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and your wire must actually be credited to the fund's bank account by a Federal Reserve Bank that day. Otherwise, the order will be rejected. A business day is any day that the fund's custodian, the fund's transfer agent and Brinson Advisors are open for business.

Orders to buy shares of the fund received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) but before 4:30 p.m. (Eastern time) will normally be executed as of 4:30 p.m. (Eastern time).

The fund reserves the right to advance the time by which orders to buy and sell its shares must be received by the transfer agent. The fund may do this when the primary government securities dealers are either closed for business or close early, or trading in money market instruments is limited due to national holidays. For example, the fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the New York Stock Exchange ('NYSE') closes early because trading has been halted for the day or The Bond Market Association ('BMA') (formerly known as the Public Securities Association or 'PSA') recommends that the securities markets close early. Frequently, markets close early on the afternoon of a business day prior to a national holiday. Of course, if the fund's usual deadline for receipt by the transfer agent of orders to buy or sell its shares is earlier than the time at which markets close, the fund expects to follow its normal schedule. Investors may call toll-free

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                               Prospectus Page 7

--------------------------------------------------------------------------------
                            ------------------------
                     Brinson LIR Government Securities Fund

1-888-547-FUND to inquire whether the fund intends to close early on a given day.

The fund and Brinson Advisors reserve the right to reject a purchase order or suspend the offering of fund shares. Brinson Advisors may return without notice money wired to the fund where the investor fails to place a corresponding share purchase order.

WIRE INSTRUCTIONS

Instruct your bank to transfer federal funds by wire to:

  To:  PNC Bank
       Philadelphia, PA
       ABA #0310-0005-3
 BNF:  Mutual Fund Service / AC 8529992181
  RE:  Purchase Shares of Brinson LIR
       Government Securities Fund
 FFC:  (Name of Account and Account
       Number)


A financial intermediary or your bank may impose a service charge for wire transfers.

MINIMUM INVESTMENTS:

Institutional shares:

  To open an account.........  $ 1,000,000
  To add to an account.......         None
Select shares:
  To open an account.........  $10,000,000
  To add to an account.......         None

Brinson Advisors may waive these minimums. The fund may change its minimum investment requirements at any time. Investments must be denominated in U.S. dollars.

ELECTRONIC TRADE ENTRY

The fund may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. For more information on this option, contact your investment professional at your financial intermediary or the transfer agent at 1-888-547-FUND.

SELLING SHARES

You may sell your shares through financial intermediaries that are authorized to accept redemption requests (if you previously designated them to give instructions to the transfer agent on your behalf). Each such financial intermediary is then responsible for sending the order to the transfer agent. You may also sell your shares by calling the transfer agent at 1-888-547-FUND and speaking with a representative.

Orders to sell shares of the fund received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) but before 4:30 p.m. (Eastern time) will normally be executed as of 4:30 p.m. (Eastern time).

As noted above under 'Buying Shares,' the fund may advance the time for the transfer agent's receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds wired to one or more accounts you have designated, normally on the business day the sale order is accepted. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the bank account(s) that you designate.

Your bank account may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the fund, Brinson Advisors, a financial intermediary nor the transfer agent is responsible for the performance of your bank or any of its intermediaries.

The transfer agent will process your orders to sell shares only if you have on file with it a properly completed account application, with a signature guaranteed or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not

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                               Prospectus Page 8

--------------------------------------------------------------------------------
                            ------------------------
                     Brinson LIR Government Securities Fund

correspond to the information on your application.

If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547-FUND.

EXCHANGING SHARES

You may exchange Institutional shares or Select shares of the fund for Institutional shares of Brinson LIR Money Market Fund, Brinson LIR Treasury Securities Fund or Brinson Select Money Market Fund. You also may exchange Institutional shares of the fund for Select shares of the fund, provided that you satisfy the $10,000,000 minimum investment requirement. Brinson LIR Money Market Fund has a $1,000,000 minimum for initial purchases and no minimum for subsequent purchases. Brinson LIR Treasury Securities Fund has a $250,000 minimum for initial purchases and no minimum for subsequent purchases. Brinson Select Money Market Fund has a $10,000,000 minimum for initial purchases and a $100,000 minimum for subsequent purchases.

These minimums apply to initial and subsequent purchases made through an exchange of shares, although Brinson Advisors reserves the right to waive these minimums. All exchanges are based on the next determined net asset value per share.

Exchange orders are accepted up until 2:30 p.m. (Eastern time). Exchange orders received after that time will not be effected, and you will have to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date also will be invested in the shares of the other fund into which the exchange is made.

You can place an exchange order with a financial intermediary (if you previously designated them to give instructions to the transfer agent on your behalf), who is then responsible for sending the order to the transfer agent. You also can place an exchange order by calling the transfer agent at 1-888-547-FUND and speaking with a representative.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the previously mentioned deadline to allow the transfer agent sufficient time to establish an account in the new fund in the investor's name. Otherwise the transfer agent may not be able to effect the exchange.

The fund may modify or terminate the exchange privilege at any time.

ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

Financial intermediaries through which an investor purchases or holds shares may charge those customers for cash management and other services provided in connection with their accounts. These charges may include account maintenance fees, compensating balance requirements or fees based on account transactions, assets or income. The dividends payable to the owners of Institutional shares will be lower than those on Select shares by the amount of the fees paid by the fund for shareholder services provided by the financial intermediary. A customer should consider the terms of his or her account with a financial intermediary before purchasing shares.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

Brinson Advisors (not the fund) also may pay fees to financial institutions that make shares of the fund available to their customers. The amount of these fees will be negotiated between Brinson Advisors and the financial institution.

                                  ------------
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                               Prospectus Page 9

--------------------------------------------------------------------------------
                            ------------------------
                     Brinson LIR Government Securities Fund

PRICING AND VALUATION

The price of fund shares is based on net asset value and is determined separately for each class of shares. The net asset value is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed.

The net asset value per share for the fund is normally determined three times each Business Day at noon (Eastern time);
 2:30 p.m. (Eastern time); and
 4:30 p.m. (Eastern time).

Your price for buying or selling shares will be the net asset value that is next calculated after the fund accepts your order.

On any day that the fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under 'Buying Shares,' the time for determination of the fund's net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even if it normally prices its shares more than once each business day.

--------------------------------------------------------------------------------

                            MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR AND SUB-ADVISOR

UBS PaineWebber Inc. is the investment advisor and administrator of the fund. Brinson Advisors, Inc. is the fund's sub-advisor and sub-administrator and is the principal underwriter of its shares. UBS PaineWebber is located at 1285 Avenue of the Americas, New York, New York, 10019-6028, and Brinson Advisors is located at 51 West 52nd Street, New York, New York, 10019-6114.
UBS PaineWebber and Brinson Advisors are indirect wholly owned subsidiaries of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. On July 31, 2001, UBS PaineWebber or Brinson Advisors was the investment advisor, sub-advisor or manager of 23 investment companies with 57 separate portfolios and aggregate assets of approximately 64.9 billion.

ADVISORY FEES

The fund paid advisory and administration fees to UBS PaineWebber for the most recent fiscal year ended April 30, 2001 at the annual rate of 0.25% of average net assets.

OTHER INFORMATION. The fund will maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the fund will maintain any particular rating or maintain it with a particular rating agency.

                                  ------------
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                               Prospectus Page 10

--------------------------------------------------------------------------------
                            ------------------------
                     Brinson LIR Government Securities Fund

                             DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The fund declares dividends daily and pays them monthly. Dividends are paid on the last business day of a month or upon the sale of all the fund shares in a shareholder's account.

The fund distributes any net short-term capital gain annually and anticipates that any short-term capital gain distribution would be declared during the month of December in a given year. The fund may make more frequent distributions if necessary to maintain its share price at $1.00.

Shares earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

Dividends on Institutional shares will be lower than dividends on Select shares because of the higher expenses borne by Institutional shares.

You will receive dividends in additional shares of the same class unless you elect to have the dividends transmitted by federal funds wire to a designated account. You must notify the transfer agent in writing in a form acceptable to the transfer agent at least two business days prior to the end of the month if you wish to change this election for a particular monthly dividend.

TAXES

The dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

Some states and localities do not tax dividends that are attributable to interest on certain government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.

The fund expects that its dividends will be taxed as ordinary income. The fund will tell you annually how you should treat its dividends for tax purposes.

                                  ------------
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                               Prospectus Page 11

--------------------------------------------------------------------------------
                            ------------------------
                     Brinson LIR Government Securities Fund

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. In the table, 'total investment return' represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends). Select shares were not outstanding during the fiscal year ended April 30, 2001 and were outstanding for only limited periods of time prior to that fiscal year.

The information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report to shareholders. The annual report may be obtained without charge by calling 1-888-547-FUND.

                                  ------------
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                               Prospectus Page 12

--------------------------------------------------------------------------------
                            ------------------------
                     Brinson LIR Government Securities Fund

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                BRINSON LIR GOVERNMENT SECURITIES FUND
                                         ----------------------------------------------------
                                                         INSTITUTIONAL SHARES
                                         ----------------------------------------------------
                                                    FOR THE YEARS ENDED APRIL 30,
                                         ----------------------------------------------------
                                           2001       2000       1999       1998       1997
                                         --------   --------   --------   --------   --------
Net asset value, beginning of year.....  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                         --------   --------   --------   --------   --------
Net investment income..................     0.059      0.051      0.049      0.052      0.051
Net realized gains from investment
  transactions.........................     0.000#     0.000#        --         --         --
                                         --------   --------   --------   --------   --------
Net increase from investment
  operations...........................     0.059      0.051      0.049      0.052      0.051
                                         --------   --------   --------   --------   --------
Dividends from net investment income...    (0.059)    (0.051)    (0.049)    (0.052)    (0.051)
                                         --------   --------   --------   --------   --------
Net asset value, end of year...........  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                         --------   --------   --------   --------   --------
                                         --------   --------   --------   --------   --------
Total investment return(1).............      6.02%      5.22%      5.04%      5.32%      5.20%
                                         --------   --------   --------   --------   --------
                                         --------   --------   --------   --------   --------
Ratios/Supplemental Data:
Net assets, end of year (000's)........  $260,164   $121,897   $138,783   $100,140   $106,843
Expenses to average net assets net of
  waivers/reimbursements from
  adviser..............................      0.29%      0.29%      0.28%      0.30%      0.30%
Expenses to average net assets before
  waivers/reimbursements from
  adviser..............................      0.38%      0.33%      0.33%      0.59%      0.53%
Net investment income to average net
  assets net of waivers/reimbursements
  from adviser.........................      5.68%      5.10%      4.90%      5.21%      5.09%
Net investment income to average net
  assets before waivers/reimbursements
  from adviser.........................      5.59%      5.06%      4.85%      4.91%      4.86%

--------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.

 #  Actual amount is less than $0.005.

                                  ------------
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                               Prospectus Page 13

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


                 (This page has been left blank intentionally.)

TICKER SYMBOL:     Institutional Shares  --
                   Brinson LIR Government
                   Securities Fund                LIGXX

If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.

You may discuss your questions about the fund by contacting your investment professional at your financial intermediary. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the fund directly at 1-888-547-FUND.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8900. You can get copies of reports and other information about the fund:

 For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

 Free, from the EDGAR Database on the SEC's Internet website at:
 http://www.sec.gov

Liquid Institutional Reserves
 --  Brinson LIR Government Securities Fund
Investment Company Act File No. 811-06281

'c' 2001 Brinson Advisors, Inc. All rights reserved.



BRINSON LIR
GOVERNMENT SECURITIES FUND

Prospectus

------------------------------------

September 1, 2001


S-936




                          STATEMENT OF DIFFERENCES
                          ------------------------

 The copyright symbol shall be expressed as............................. 'c'
 The service mark symbol shall be expressed as.......................... 'sm'
 The dagger symbol shall be expressed as................................ 'D'